Document and Entity Information	May 08, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001856236
Current Fiscal Year End Date	--01-06
Document Type	8-K
Document Period End Date	May 08, 2026
Entity Registrant Name	EUROPEAN WAX CENTER, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40714
Entity Tax Identification Number	86-3150064
Entity Address, Address Line One	5830 Granite Parkway
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	(469)
Local Phone Number	264-8123
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.00001 per share
Trading Symbol	EWCZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false